SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Number of options (thousands)
Outstanding at beginning of year		1,903
Granted		116
Exercised		(300)
Forfeited		(149)
Outstanding at end of year		1,570	1,903
Exercisable at end of year		1,244
Vested and expected to vest at end of year		1,570
Weighted average exercise price (per share)
Outstanding at beginning of year		$ 8.90
Granted		7.24
Exercised		2.94
Forfeited		11.76
Outstanding at end of year		9.64	$ 8.90
Exercisable at end of year		9.93
Vested and expected to vest at end of year		$ 9.64	$ 8.90
Weighted average remaining contractual term (in years)
Outstanding at end of year		3 years 1 month 13 days	3 years 4 months 6 days
Exercisable at end of year		2 years 7 months 28 days
Vested and expected to vest at end of year		3 years 1 month 13 days
Aggregate intrinsic value
Outstanding at beginning of year	[1]	$ 1,136
Outstanding at end of year	[1]	403	$ 1,136
Exercisable at end of year	[1]	284
Vested and expected to vest at end of year	[1]	$ 403
Share price		$ 6.98

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2017 which was $6.98 per share.